Summary of Significant Accounting Policies - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) SEGMENT	Dec. 31, 2024 USD ($) SEGMENT ReportableUnit	Dec. 31, 2023 USD ($) SEGMENT	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairment loss		$ 0	$ 0
Stockholders' deficit	$ 5,054,000	$ (8,949,000)	$ (1,348,000)	$ 3,034,000	$ (23,641,000)	$ (5,174,000)	$ (7,625,000)	$ (4,837,000)	$ 6,445,000
Number of reporting units | ReportableUnit		1
Interest or penalties related to income tax matters		$ 0
Number of operating segment | SEGMENT	1	1	1
ASU - 2023-07
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Dec. 31, 2024
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful lives of the assets		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful lives of the assets		5 years